Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Supplement to the Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated November 1, 2022

Effective immediately, Kathy Meyer has been appointed as an officer of the Trust and John Southard’s positions within the Trust have been changed. Accordingly, the “Trustees and Officers” table contained in the “Management of the Trust” section in each Fund’s SAI is amended to reflect the below:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
John W. Southard, Jr. 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co-Founder, T2 Capital Management, LLC (2010–present)	N/A	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kathy Meyer 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018-present)	N/A	N/A

Please Keep This Supplement With Your Statement of
Additional Information For Future Reference

Appendix A

Statement of Additional Information, dated January 3, 2022, for:

Innovator Growth Accelerated Plus ETF™ – January

Statement of Additional Information, dated January 3, 2022, for:

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Statement of Additional Information, dated January 3, 2022, for:

Innovator U.S. Equity Accelerated ETF™ – January

Statement of Additional Information, dated January 3, 2022, for:

Innovator U.S. Equity Accelerated Plus ETF™ – January

Statement of Additional Information, dated February 8, 2022, for:

Innovator Laddered Allocation Buffer ETF™

Statement of Additional Information, dated February 28, 2022, for:

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Laddered Allocation Power Buffer ETF™

Innovator Loup Frontier Tech ETF

Innovator S&P Investment Grade Preferred ETF

Statement of Additional Information, dated February 28, 2022, for:

Innovator Growth Accelerated Plus ETF™ – April

Innovator Growth Accelerated Plus ETF™ – July

Innovator Growth Accelerated Plus ETF™ – October

Innovator Growth Accelerated ETF™ – Quarterly

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated ETF™ – April

Innovator U.S. Equity Accelerated ETF™ – July

Innovator U.S. Equity Accelerated ETF™ – October

Innovator U.S. Equity Accelerated ETF™ – Quarterly

Innovator U.S. Equity Accelerated Plus ETF™ – April

Innovator U.S. Equity Accelerated Plus ETF™ – July

Innovator U.S. Equity Accelerated Plus ETF™ – October

Statement of Additional Information, dated February 28, 2022, for:

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly

Innovator Defined Wealth Shield ETF

Innovator Double Stacker 9 Buffer ETF™ – January

Innovator Double Stacker 9 Buffer ETF™ – October

Innovator Double Stacker ETF™ – January

Innovator Double Stacker ETF™ – October

Innovator Triple Stacker ETF™ – January

Innovator Triple Stacker ETF™ – October

Statement of Additional Information, dated February 28, 2022, for:

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – October

Statement of Additional Information, dated March 1, 2022, for:

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December

Statement of Additional Information, dated March 4, 2022, for:

Innovator Buffer Step-Up Strategy ETF

Statement of Additional Information, dated March 4, 2022, for:

Innovator Power Buffer Step-Up Strategy ETF

Statement of Additional Information, dated July 26, 2022, for:

Innovator Hedged TSLA Strategy ETF

Statement of Additional Information, dated August 11, 2022, for:

Innovator Uncapped Accelerated U.S. Equity ETF